Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 USD ($) Segment	Dec. 31, 2019 USD ($)
Significant Accounting Policies [Line Items]
Allowance for doubtful accounts receivable | $	$ 0	$ 0
Disposal group, including discontinued operation | $	$ 0	$ 0
Number of reportable segments | Segment	1
Number of operating segments | Segment	1
LPG [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	30 years
Product carriers [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	25 years